CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 36,512	$ 60,174	$ 21,291
Restricted cash	374	196	114
Accounts receivable, net	56,915	39,359	34,077
Inventory	29,882	22,918	13,321
Prepaid expenses and other current assets	5,327	2,953	2,328
Total current assets	129,010	125,600	71,131
Property and equipment, net	55,937	47,184	39,623
Notes receivable from related parties	0	556	477
Intangible assets, net	31,849	20,797	26,091
Goodwill	28,916	25,539	25,539
Deferred tax asset, net	16	127	238
Other assets	700	884	579
Total assets	246,428	220,687	163,678
Current liabilities:
Deferred acquisition consideration	966	5,000	5,000
Current portion of term loan	11,667
Redeemable common stock liability			6,762
Current portion of notes payable			2,545
Current portion of capital lease obligations	3,473	3,057	2,236
Accounts payable	24,007	28,387	19,165
Accrued expenses and other current liabilities	26,132	23,450	20,388
Total current liabilities	66,245	59,894	56,096
Line of credit	39,353	33,484	26,484
Notes payable, net of current portion			12,578
Term loan	47,999	49,634
Deferred acquisition consideration, net of current portion	1,436
Earnout liability	3,782	0
Deferred rent	1,098	1,012	130
Capital lease obligations, net of current portion	12,239	14,431	15,418
Other liabilities	8,802	6,649	5,931
Total liabilities	180,954	165,104	116,637
Commitments and contingencies
Stockholders' equity:
Common stock	11	10	9
Additional paid-in capital	237,015	226,580	177,272
Accumulated deficit	(171,552)	(171,007)	(130,240)
Total stockholders' equity	65,474	55,583	47,041
Total liabilities and stockholders' equity	$ 246,428	$ 220,687	$ 163,678